SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

16.    SHARE CAPITAL

As at  December 31, 2018 and 2019, all issued shares were registered and fully paid. Both A shares and H shares rank pari passu with each other.

On January 31, 2018, the Company and eight investors, including Huarong Ruitong Equity Investment Management Co., Ltd. (華融瑞通股權投資管理有限公司), China Life Insurance Co., Ltd. (中國人壽保險股份有限公司), Shenzhen Zhao Ping Aluminum Investment Center (limited partnership) (深圳市招平中鋁投資有限(有限合夥)), China Pacific Life Insurance Co., Ltd. (中國太平洋人壽保險股份有限公司), China Cinda Asset Management Co., Ltd. (中國信達資產管理股份有限公司), BOC Financial Asset Investment Co, Ltd. (中銀金融資產投資有限公司), ICBC Financial Asset Investment Co., Ltd. (工銀金融資產投資有限公司) and ABC Financial Asset Investment Co., Ltd.(農銀金融資產投資有限公司) (collectively called “Transferors“) entered into the equity acquisition agreements, pursuant to which, the Company agreed to acquire and the Transferors agreed to sell their non-controlling equity interests in Chalco Shandong Co., Ltd., Chalco Zhongzhou Aluminum Co., Ltd., Baotou Aluminum Co., Ltd. and Chalco Mining Co., Ltd. (collectively called the “Target Companies”), at a consideration of approximately 2.1 billion ordinary shares of the Company, which was determined at the fair value of the non-controlling interests in the Target Companies of approximately RMB12.7 billion. Upon signing the equity acquisition agreements, together with the investment agreements and debt to equity swap agreements signed in 2017, the Transferors effectively surrendered their non-controlling interests in the Target Companies, which included the rights to profit or loss, voting rights and other shareholder rights of the Target Companies to the Group. Consequently the carrying values of the Transferors’ non-controlling interests in the Target Companies of RMB10.7 billion were derecognized, and were transferred to the capital reserve of the Group in 2018.

On February 25, 2019, the Company completed the issuance of ordinary shares to these Transferors, and the total number of shares issued was 2,118,874,715.

The number of the Company's authorized ordinary shares authorized,  issued and outstanding was 14,903,798,236, 14,903,798,236 and 17,022,672,951 at par value of RMB1.00 per share as at  December 31, 2017, 2018, and 2019 respectively.